Accrued Expenses	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Accrued Expenses
17. Accrued Expenses
Accrued expenses are as follows:

	December 31,
	2019	2018
Accrued compensation	$2,911	$4,439
Accrued severance and restructuring costs	136	908
Accrued distributor commissions	4,325	3,119
Accrued business development expenses	2,555	—
Accrued leases	967	—
Other	4,205	4,563

	$15,099	$13,029